UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  April 8, 2008

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$23,045,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1880    28940 SH       SOLE                    28940
ASML Holding N V ADR           COM              N07059111     1187    47857 SH       SOLE                    47857
Amdocs                         COM              G02602103      598    21080 SH       SOLE                    21080
BJ's Restaurants Inc.          COM              09180C106      357    24768 SH       SOLE                    24768
Bio Reference Lab              COM              09057G602     1598    60467 SH       SOLE                    60467
Biovail Corporation            COM              09067J109      650    61065 SH       SOLE                    61065
Blue Earth Refineries          COM              G11999102      302   116150 SH       SOLE                   116150
CR Bard                        COM              067383109     1089    11296 SH       SOLE                    11296
China Medical Technology ADS   COM              169483104     1764    42927 SH       SOLE                    42927
Fuelnation, Inc.               COM              359528205       36   396780 SH       SOLE                   396780
General Electric               COM              369604103      682    18428 SH       SOLE                    18428
Helen of Troy Limited          COM              G4388N106      383    22863 SH       SOLE                    22863
Inksure Technology             COM              45727E106       40   114274 SH       SOLE                   114274
Intel Corp.                    COM              458140100      871    41136 SH       SOLE                    41136
KHD Humboldt Wedag Inter'l Ltd COM              482462108     1396    57307 SH       SOLE                    57307
KV Pharmaceutical Cl A         COM              482740206     1933    77445 SH       SOLE                    77445
L3 Communications Hldg         COM              502424104     1193    10908 SH       SOLE                    10908
Mass Financial Corp. Class A   COM              P64605101     1345   274424 SH       SOLE                   274424
Mattson Technology             COM              577223100      574    94281 SH       SOLE                    94281
Monro Muffler Brake            COM              610236101      267    15799 SH       SOLE                    15799
Mymetics Corp                  COM              62856A102      140   561420 SH       SOLE                   561420
NII Holdings                   COM              62913F201      811    25512 SH       SOLE                    25512
O2 Micro                       COM              67107W100     1144   148036 SH       SOLE                   148036
QUALCOMM                       COM              747525103      500    12204 SH       SOLE                    12204
SWA REIT                       COM              P85441114       62    96320 SH       SOLE                    96320
Scientific Games               COM              80874P109      750    35548 SH       SOLE                    35548
Semitool Inc.                  COM              816909105      597    71810 SH       SOLE                    71810
Sigma Design                   COM              826565103      409    18056 SH       SOLE                    18056
Staples Inc.                   COM              855030102      485    21918 SH       SOLE                    21918